INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 92,344,598	$ 91,489,194
Dividends declared	(6,232,958)	(4,383,645)
Share in operating income	3,145,106	2,118,728
Other increase (decrease) in investments in associated companies (Impairment in Trop Frutas do Brasil Ltda.)	(1,615,050)
Other increase (decrease) in investments in associates	4,157,571	3,120,321
Ending balance	$ 91,799,267	$ 92,344,598